(3) Acquisitions, Goodwill and Other Intangible Assets: Goodwill and intangible assets 2012 (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Goodwill and intangible assets 2012

	Midwest Monitoring & Surveillance	Court Programs, Inc.	Bishop Rock Software	Patent	International Surveillance Services Corp.	Total

Goodwill	$ 375,000	$ -	$ -	$ -	$ -	$ 375,000
Other intangible assets
Trade name	120,000	99,000	10,000	-	-	229,000
Software	-	-	380,001	-	-	380,001
Customer relationships	-	6,000	-	-	-	6,000
Patent license agreement	-	-	-	50,000	-	50,000
Non-compete agreements	2,000	6,000	-	-	-	8,000
Royalty agreement	-	-	-	-	5,003,583	5,003,583
Total other intangible assets	122,000	111,000	390,001	50,000	5,003,583	5,676,584
Accumulated amortization	(40,664)	(43,700)	(390,001)	(14,816)	(312,724)	(801,905)
Other intangible assets, net of accumulated amortization	81,336	67,300	-	35,184	4,690,859	4,874,679
Total goodwill and other intangible assets, net of amortization	$ 456,336	$ 67,300	$ -	$ 35,184	$ 4,690,859	$ 5,249,679